SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of fair value of its private warrants using the monte carlo simulation model - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019
Schedule of fair value of its private warrants using the monte carlo simulation model [Abstract]
Risk-free interest rate	0.76%	0.43%	0.45%
Expected volatility	60.00%	60.00%	50.00%	80.00%
Share price		$ 8.90	$ 13.00
Exercise price	$ 11.50	$ 11.50	$ 11.50
Expiration date		Dec. 18, 2025	Dec. 18, 2025